Benefit Plans - Summary of Reconciliation of Net Pension Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 903
Pension expenses recognized in the consolidated statements of operations	3,546	$ 2,413	$ 3,214
Amounts recognized in the consolidated statements of other comprehensive income (loss)	(1,753)	(3,162)	1
Ending balance	1,597	903
Net Pension Liability
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	903	122
Pension expenses recognized in the consolidated statements of operations	3,546	2,413
Amounts recognized in the consolidated statements of other comprehensive income (loss)	1,753	3,162
Contributions by employer	(4,557)	(4,810)
Translation differences	(48)	16
Ending balance	$ 1,597	$ 903	$ 122